Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Due from to Related Parties

The following is a summary of due from / to related parties:

	March 31,	September 30,
	2026	2025
Due from related parties
Customer properties with common control and management*	$10,443	$5,267
Entities with common control and management*	410,135	378,310
YRQ Irrevocable Trust	-	-
Due from related parties	$420,578	$383,577

Due to related parties
Customer properties with common control and management*	$18,001	$4,605
Family member of former Chairman	12,000	12,000
Due to related parties	$30,001	$16,605

*	The Company or its subsidiaries have no ownership in the customer properties or related party entities as per the amounts above. To date, Collab CA has shared common control and management with these entities.

The following is a summary of due from / to related parties:

	September 30,
	2025	2024
Due from related parties
Customer properties with common control and management*	$5,267	$139,416
Entities with common control and management*	378,310	157,767
YRQ Irrevocable Trust	-	2,259,850
Due from related parties	$383,577	$2,557,033

Due to related parties
Customer properties with common control and management*	$4,605	$1,174,916
Family member of former Chairman	12,000	130,000
Due to related parties	$16,605	$1,304,916

*	The Company or its subsidiaries have no ownership in the customer properties or related party entities as per the amounts above. To date, Collab CA has shared common control and management with these entities.